EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Schedule of Earnings Per Share

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income	405,575,533	924,352,495	335,255,274
Less: Net (loss)/income attributable to non-controlling interests	(903,161)	25,690,269	104,870,621
Net income attributable to JinkoSolar’s ordinary shareholders	406,478,694	898,662,226	230,384,653
Dilutive effects of call option	—	(91,066,662)	(462,751,547)
Numerator for diluted income per share	406,478,694	807,595,564	(232,366,894)

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	153,806,379	169,363,306	178,938,853
Dilutive effects of share options	897,786	1,909,930	—
Dilutive effects of call option	—	(4,705,479)	(7,500,000)
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	154,704,166	166,567,757	171,438,853

Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	2.64	5.31	1.29
Diluted earnings per share attributable to JinkoSolar’s ordinary shareholders	2.63	4.85	(1.36)